Net intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of net intangible assets and goodwill
Net intangible assets and goodwill consist of the following at year-end:

	2022	2021
Net intangible assets (i)
Computer software cost	$102,421	$79,054
Initial franchise fees	14,804	13,652
Reacquired franchised rights	16,761	15,403
Others	1,940	1,940
Total cost	135,926	110,049
Total accumulated amortization	(88,584)	(76,451)
Subtotal	47,342	33,598

Goodwill (ii)	2022	2021
Brazil	4,018	2,992
Argentina	1,276	1,276
Mexico	1,000	—
Chile	874	873
Colombia	59	69
Subtotal	7,227	5,210
	$54,569	$38,808

(i)Total amortization expense for fiscal years 2022, 2021 and 2020 amounted to $12,497, $10,932 and $11,822, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $20,976 for 2023, $15,861 for 2024; $6,600 for 2025; $1,913 for 2026; $1,689 for 2027; and thereafter $303.
(ii)Related to the acquisition of franchised restaurants and non-controlling interests in Chile.